Transactions with Related Parties, Transactions with Seanergy (Details)						3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 01, 2023	Nov. 28, 2022 USD ($) shares	Jul. 26, 2022 USD ($) Vessel shares	Jul. 05, 2022	Jan. 20, 2022 USD ($) shares	Mar. 17, 2024 USD ($)	Mar. 31, 2023	Dec. 31, 2024 USD ($) Vessel shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Vessel shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2022 Vessel
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares					1,512,004
Spin-off transaction					$ 18,728,000					$ 18,728,000
Cash received from issuance of preferred stock										10,000,000	$ 0	$ 0
Number of vessels acquired | Vessel			4										4
Preferred stock, shares outstanding (in shares) | shares								40,000	40,000		40,000	40,000
Redemption of preferred stock										10,500,000	$ 0	$ 0
Dividends paid										243,000
Notice period for non-renewal of agreement											3 months
Automatic extension period of agreement											12 months
Payments for working capital purposes										$ 0	$ 4,411,000	0
Maximum [Member]
Transactions with Related Party [Abstract]
Term of short-term charters											13 months
Series B Preferred Stock [Member]
Transactions with Related Party [Abstract]
Preferred stock, shares outstanding (in shares) | shares								40,000			40,000
Series C Preferred Stock [Member]
Transactions with Related Party [Abstract]
Preferred stock, shares outstanding (in shares) | shares		10,000
Redemption price as a percentage of stated value		105.00%		105.00%
Redemption of preferred stock		$ 10,500,000
Dividends paid		$ 243,000
Seanergy [Member]
Transactions with Related Party [Abstract]
Working capital contribution					$ 5,000,000
Daily fixed administration fee per vessel											$ 300
Seanergy [Member] | Series B Preferred Stock [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares					40,000
Seanergy [Member] | Series C Preferred Stock [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares					5,000
Issuance of preferred stock (in shares) | shares			5,000
Cash received from issuance of preferred stock			$ 5,000,000		$ 5,000,000
Related Party [Member] | Seanergy [Member]
Transactions with Related Party [Abstract]
Payments for working capital purposes											$ 4,411,000
Related Party [Member] | Seanergy Management [Member]
Transactions with Related Party [Abstract]
Commercial management fee	0.75%										1.25%
Percentage of contract price paid on purchase or sale of vessel							1.00%		1.00%
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Party [Abstract]
Monthly fixed management fee						$ 10,000		$ 14,000
Number of vessels under technical management agreement | Vessel								5			5